UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	96,248,541
Common Class C [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000	15,000
Common stock, shares issued	0	5,000
Common stock, shares outstanding	0	5,000
Common Class D [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	41,925,572	41,925,572
Common stock, shares issued	29,775,370	25,725,370
Common stock, shares outstanding	29,775,370	25,725,370
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	54,307,968	54,307,968
Common stock, shares issued	9,538,691	6,854,576
Common stock, shares outstanding	9,538,691	6,854,576